Cost Method Investments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Oct. 31, 2012 Open V China Holdings Company	Oct. 31, 2010 Open V China Holdings Company	Jan. 04, 2010 Open V China Holdings Company	Dec. 31, 2012 Open V China Holdings Company
Schedule of Cost-method Investments [Line Items]
Purchase of cost method investment		$ 5,000			$ 5,000
Percentage of cost method investment acquired					11.50%
Impairment loss of cost method investment				5,000
Share repurchased of cost method investment			460,080
Equity interest in joint venture						10.71%
Purchase of equity method investment	$ 820		$ 820